Taxes (Details)	12 Months Ended			60 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2027 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)
Taxes [Line Items]
Profit tax rates	16.50%
Assessable profits	$ 2,000,000	$ 1,000,000	$ 1,000,000
Statutory income tax rate, percentage		20.00%
Preferential tax rate	15.00%
Description of income tax law	SDH is eligible to enjoy a preferential tax rate of 15% from 2021 to 2023 to the extent it has taxable income under the EIT Law.
Assessable profit before tax preferential tax rate		12.50%	12.50%
Assessable profit before tax exceeding (in Dollars)		$ 1,000,000	$ 1,000,000
Assessable profit before tax but not exceeding (in Dollars)		3,000,000	$ 3,000,000
Preferential tax rate			20.00%
Operating loss carrying forwards (in Dollars)					$ 19,917,412
Valuation allowance (in Dollars)		$ 3,936,504	$ 1,218,319		10,605,326
Minimum [Member]
Taxes [Line Items]
Profit before tax rate, percentage		20.00%	20.00%
Maximum [Member]
Taxes [Line Items]
Profit before tax rate, percentage		25.00%	50.00%
General taxpayers [Member]
Taxes [Line Items]
Percentage of applicable service on VAT rate	6.00%
Small-scale taxpayer [Member]
Taxes [Line Items]
Percentage of applicable service on VAT rate	3.00%
Hong Kong [Member]
Taxes [Line Items]
Profit tax rates	8.25%
Assessable profits	$ 2,000,000
Operating loss carrying forwards (in Dollars)					$ 13,228
China [Member]
Taxes [Line Items]
Statutory income tax rate, percentage	25.00%
Percentage of earned income tax	25.00%
Forecast [Member]
Taxes [Line Items]
Assessable profits				$ 3,000,000
Assessable profit before tax preferential tax rate				25.00%
Preferential tax rate				20.00%